Loss per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Loss per Share [Abstract]
Net loss	$ (15,543)	$ (12,309)
Weighted average common shares outstanding - basic (in shares)	4,883,594	2,463,322
Net loss per common share - basic (in dollars per share)	$ (3.18)	$ (5.00)